Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000011950 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
C000011950 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000011950 [Member] | CSL Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
C000011950 [Member] | National Australia Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000011950 [Member] | Westpac Banking Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000011950 [Member] | ANZ Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000011950 [Member] | Wesfarmers Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000011950 [Member] | Macquarie Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000011950 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000011950 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000011950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000011950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%	[1]
C000011950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000011950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000011950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000011950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
C000011950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000011950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000011950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000011950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
C000011950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000011953 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
C000011953 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000011953 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000011953 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000011953 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000011953 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000011953 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000011953 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000011953 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000011953 [Member] | Daiichi Sankyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000011953 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000011953 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[2]
C000011953 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[2]
C000011953 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000011953 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000011953 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[2]
C000011953 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000011953 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[2]
C000011953 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[2]
C000011953 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000011953 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000011951 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[3]
C000011951 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[3]
C000011951 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000011951 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000011951 [Member] | CK Hutchison Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000011951 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000011951 [Member] | Link REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000011951 [Member] | BOC Hong Kong Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000011951 [Member] | Power Assets Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000011951 [Member] | Hang Seng Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000011951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[3]
C000011951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[3]
C000011951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000011951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000011951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000011951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[3]
C000011951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000011954 [Member] | Public Bank Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[4]
C000011954 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[4]
C000011954 [Member] | CIMB Group Holdings Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[4]
C000011954 [Member] | Tenaga Nasional Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000011954 [Member] | Press Metal Aluminium Holdings Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000011954 [Member] | Petronas Chemicals Group Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000011954 [Member] | Gamuda Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000011954 [Member] | Petronas Gas Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000011954 [Member] | Hong Leong Bank Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000011954 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000011954 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000011954 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[4]
C000011954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000011954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[4]
C000011954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000011954 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000011954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[4]
C000011954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000011954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[4]
C000011954 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[4]
C000011960 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[5]
C000011960 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5]
C000011960 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000011960 [Member] | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000011960 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011960 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011960 [Member] | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011960 [Member] | Cellnex Telecom SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011960 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000011960 [Member] | Telefonica SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000011960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000011960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[5]
C000011960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000011960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5]
C000011960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000011960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[5]
C000011960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[5]
C000011963 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000011963 [Member] | Atlas Copco AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000011963 [Member] | Volvo AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000011963 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000011963 [Member] | Atlas Copco AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000011963 [Member] | Skandinaviska Enskilda Banken AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000011963 [Member] | Sandvik AB [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000011963 [Member] | Hexagon AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[6]
C000011963 [Member] | Telefonaktiebolaget LM Ericsson Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000011963 [Member] | Evolution AB [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000011963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[6]
C000011963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000011963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000011963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6]
C000011963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000011963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000011963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%	[6]
C000011963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000011963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000011967 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[7]
C000011967 [Member] | Argenx SE [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[7]
C000011967 [Member] | UCB SA [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[7]
C000011967 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000011967 [Member] | Ageas SA NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000011967 [Member] | Groupe Bruxelles Lambert NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
C000011967 [Member] | Syensqo SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000011967 [Member] | Dieteren Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000011967 [Member] | Lotus Bakeries NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[7]
C000011967 [Member] | Warehouses De Pauw CVA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000011967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[7]
C000011967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[7]
C000011967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[7]
C000011967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000011967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000011967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[7]
C000011967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000011967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
C000011967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[7]
C000011967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
C000050069 [Member] | BIM Birlesik Magazalar A S [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[8]
C000050069 [Member] | Akbank TAS [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[8]
C000050069 [Member] | Turkiye Petrol Rafinerileri AS [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[8]
C000050069 [Member] | KOC Holding AS [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000050069 [Member] | Turk Hava Yollari AO [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000050069 [Member] | Turkcell Iletisim Hizmetleri AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[8]
C000050069 [Member] | Turkiye Is Bankasi AS Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000050069 [Member] | Yapi ve Kredi Bankasi A S [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000050069 [Member] | Haci Omer Sabanci Holding AS [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000050069 [Member] | Aselsan Elektronik Sanayi Ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000050069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[8]
C000050069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[8]
C000050069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[8]
C000050069 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000050069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[8]
C000050069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[8]
C000050069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[8]
C000050069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[8]
C000050069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000050069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[8]
C000050069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000061365 [Member] | Teva Pharmaceutical Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[9]
C000061365 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000061365 [Member] | Bank Leumi Le Israel BM [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[9]
C000061365 [Member] | Bank Hapoalim BM [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[9]
C000061365 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[9]
C000061365 [Member] | Nice Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000061365 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9]
C000061365 [Member] | Wix com Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000061365 [Member] | Israel Discount Bank Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000061365 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000061365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9]
C000061365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[9]
C000061365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[9]
C000061365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[9]
C000061365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
C000061365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000061365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000061365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
C000061365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[9]
C000061365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000061365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000011956 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[10]
C000011956 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[10]
C000011956 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[10]
C000011956 [Member] | Wolters Kluwer NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[10]
C000011956 [Member] | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000011956 [Member] | Adyen NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[10]
C000011956 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10]
C000011956 [Member] | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000011956 [Member] | DSM Firmenich AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[10]
C000011956 [Member] | Heineken NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[10]
C000011956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000011956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[10]
C000011956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10]
C000011956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000011956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[10]
C000011956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[10]
C000011956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[10]
C000011956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[10]
C000011956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[10]
C000011956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[10]
C000011959 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[11]
C000011959 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11]
C000011959 [Member] | Standard Bank Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[11]
C000011959 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000011959 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000011959 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[11]
C000011959 [Member] | Sanlam Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000011959 [Member] | Shoprite Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000011959 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000011959 [Member] | MTN Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000011959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[11]
C000011959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[11]
C000011959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000011959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000011959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000011959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[11]
C000011959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[11]
C000011959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
C000011959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[11]
C000106873 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000106873 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[12]
C000106873 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[12]
C000106873 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[12]
C000106873 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[12]
C000106873 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[12]
C000106873 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000106873 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000106873 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[12]
C000106873 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[12]
C000106873 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000106873 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	30.00%	[12]
C000106873 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000106873 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	25.60%	[12]
C000106873 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.50%	[12]
C000106873 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000106873 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	0.70%	[12]
C000106873 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000106873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	23.30%	[12]
C000011973 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[13]
C000011973 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[13]
C000011973 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[13]
C000011973 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[13]
C000011973 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13]
C000011973 [Member] | Mercedes Benz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000011973 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13]
C000011973 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000011973 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000011973 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[13]
C000011973 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[13]
C000011973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[13]
C000011973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13]
C000011973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[13]
C000011973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[13]
C000011973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13]
C000011973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[13]
C000011973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[13]
C000011973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000011973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000050068 [Member] | CP ALL PCL [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[14]
C000050068 [Member] | PTT PCL [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[14]
C000050068 [Member] | Delta Electronics Thailand PCL [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[14]
C000050068 [Member] | Bangkok Dusit Medical Services PCL [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[14]
C000050068 [Member] | Advanced Info Service PCL [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[14]
C000050068 [Member] | Airports of Thailand PCL [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[14]
C000050068 [Member] | PTT Exploration And Production PCL [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[14]
C000050068 [Member] | Siam Cement PCL The [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000050068 [Member] | Gulf Energy Development PCL [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000050068 [Member] | Bumrungrad Hospital PCL [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[14]
C000050068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[14]
C000050068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[14]
C000050068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000050068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[14]
C000050068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[14]
C000050068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[14]
C000050068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[14]
C000050068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[14]
C000050068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[14]
C000050068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14]
C000050068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[14]
C000011952 [Member] | Ferrari NV [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[15]
C000011952 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[15]
C000011952 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[15]
C000011952 [Member] | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[15]
C000011952 [Member] | Generali [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[15]
C000011952 [Member] | Prysmian SpA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000011952 [Member] | Stellantis NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000011952 [Member] | Eni SpA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[15]
C000011952 [Member] | Moncler SpA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[15]
C000011952 [Member] | Terna Rete Elettrica Nazionale [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000011952 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[15]
C000011952 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[15]
C000011952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000011952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000011952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[15]
C000011952 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000011952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000011952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[15]
C000011955 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[16]
C000011955 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[16]
C000011955 [Member] | Wal Mart de Mexico SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[16]
C000011955 [Member] | America Movil SAB de CV Mexico Series B [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[16]
C000011955 [Member] | Grupo Mexico SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[16]
C000011955 [Member] | Cemex SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[16]
C000011955 [Member] | Grupo Aeroportuario del Pacifico SAB de CV Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[16]
C000011955 [Member] | Grupo Aeroportuario del Sureste SAB de CV Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[16]
C000011955 [Member] | Grupo Bimbo SAB de CV Series A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000011955 [Member] | Arca Continental SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000011955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[16]
C000011955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16]
C000011955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[16]
C000011955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[16]
C000011955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000011955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[16]
C000011955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[16]
C000011955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[16]
C000011958 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[17]
C000011958 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[17]
C000011958 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000011958 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000011958 [Member] | Sembcorp Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000011958 [Member] | Singapore Airlines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000011958 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000011958 [Member] | Wilmar International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000011958 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000011958 [Member] | Keppel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000011958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%	[17]
C000011958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[17]
C000011958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000011958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[17]
C000011958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000011958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[17]
C000011958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000052898 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[18]
C000052898 [Member] | Sumitomo Forestry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[18]
C000052898 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000052898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000052898 [Member] | Toyo Suisan Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000052898 [Member] | MISUMI Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000052898 [Member] | Sojitz Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000052898 [Member] | Kawasaki Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000052898 [Member] | Isetan Mitsukoshi Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000052898 [Member] | Seibu Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000052898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18]
C000052898 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[18]
C000052898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[18]
C000052898 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[18]
C000052898 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000052898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[18]
C000052898 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000052898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[18]
C000052898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[18]
C000052898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[18]
C000052898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18]
C000011964 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[19]
C000011964 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000011964 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000011964 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[19]
C000011964 [Member] | Cie Financiere Richemont SA Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[19]
C000011964 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000011964 [Member] | Alcon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[19]
C000011964 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000011964 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[19]
C000011964 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[19]
C000011964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[19]
C000011964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[19]
C000011964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000011964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000011964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000011964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[19]
C000011964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[19]
C000011964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[19]
C000011964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[19]
C000011964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[19]
C000011968 [Member] | NU Holdings Ltd Cayman Islands Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[20]
C000011968 [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[20]
C000011968 [Member] | Itau Unibanco Holding SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[20]
C000011968 [Member] | Petroleo Brasileiro SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[20]
C000011968 [Member] | Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[20]
C000011968 [Member] | WEG SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[20]
C000011968 [Member] | Banco Bradesco SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[20]
C000011968 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000011968 [Member] | Ambev SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[20]
C000011968 [Member] | Itausa SA Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[20]
C000011968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[20]
C000011968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[20]
C000011968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[20]
C000011968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20]
C000011968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[20]
C000011968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[20]
C000011968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[20]
C000011968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[20]
C000011968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[20]
C000011968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[20]
C000011969 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[21]
C000011969 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[21]
C000011969 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21]
C000011969 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[21]
C000011969 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[21]
C000011969 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[21]
C000011969 [Member] | Brookfield Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[21]
C000011969 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[21]
C000011969 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[21]
C000011969 [Member] | Bank of Nova Scotia The [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[21]
C000011969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[21]
C000011969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[21]
C000011969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000011969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[21]
C000011969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[21]
C000011969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[21]
C000011969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[21]
C000011969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[21]
C000011969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[21]
C000011969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21]
C000011972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[22]
C000011972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[22]
C000011972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[22]
C000011972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[22]
C000011972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[22]
C000011972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[22]
C000011972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[22]
C000011972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[22]
C000011972 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[22]
C000011972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[22]
C000011972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[22]
C000011972 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	26.40%	[22]
C000011972 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.40%	[22]
C000011972 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.90%	[22]
C000011972 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000011972 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.10%	[22]
C000011972 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[22]
C000011972 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	34.10%	[22]
C000011972 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.90%	[22]
C000011972 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000011972 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.90%	[22]
C000011957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[23]
C000011957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[23]
C000011957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[23]
C000011957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[23]
C000011957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[23]
C000011957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[23]
C000011957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[23]
C000011957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[23]
C000011957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[23]
C000011957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[23]
C000011957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[23]
C000011957 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	69.30%	[23]
C000011957 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	16.40%	[23]
C000011957 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.60%	[23]
C000011957 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	12.70%	[23]
C000100212 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[24],[25]
C000100212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[24]
C000100212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[24]
C000100212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[24]
C000100212 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[24]
C000100212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[24]
C000100212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[24]
C000100212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[24]
C000100212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[24]
C000100212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[24]
C000100212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[24]
C000100212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[24]
C000100212 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.70%	[24]
C000100212 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	25.60%	[24]
C000100212 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.00%	[24]
C000100212 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[24]
C000100212 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	4.20%	[24]
C000100212 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.60%	[24]
C000100212 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	8.70%	[24]
C000100212 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	2.30%	[24]
C000100212 [Member] | KUWAIT
Holdings [Line Items]
Percent of Total Investments	2.10%	[24]
C000100212 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.40%	[24]
C000108746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[26],[27]
C000108746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[26]
C000108746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[26]
C000108746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[26]
C000108746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[26]
C000108746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[26]
C000108746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[26]
C000108746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[26]
C000108746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[26]
C000108746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[26]
C000108746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[26]
C000108746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[26]
C000108746 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.90%	[26]
C000108746 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%	[26]
C000108746 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%	[26]
C000108746 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%	[26]
C000108746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%	[26]
C000108746 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.00%	[26]
C000108746 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%	[26]
C000108746 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%	[26]
C000108746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.40%	[26]
C000108746 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.80%	[26]
C000011970 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[28],[29]
C000011970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000011970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[28]
C000011970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[28]
C000011970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[28]
C000011970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[28]
C000011970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[28]
C000011970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000011970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[28]
C000011970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[28]
C000011970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[28]
C000011970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28]
C000011970 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.80%	[28]
C000011970 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.80%	[28]
C000011970 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.40%	[28]
C000011970 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%	[28]
C000011970 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[28]
C000011970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.50%	[28]
C000011970 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%	[28]
C000011970 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%	[28]
C000011970 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000011970 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000110342 [Member] | BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000110342 [Member] | Dangote Cement PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000110342 [Member] | Bangladesh Export Import Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000110342 [Member] | Vndirect Securities Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000110342 [Member] | Afriland Properties PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000110342 [Member] | Nizwa Sukuk Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000109986 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[31],[32]
C000109986 [Member] | Agricultural And Farm Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[31]
C000109986 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[31]
C000109986 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[31]
C000109986 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[31]
C000109986 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.30%	[31]
C000109986 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.40%	[31]
C000109986 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.00%	[31]
C000109986 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.10%	[31]
C000109986 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[31]
C000109986 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[31]
C000109986 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%	[31]
C000109986 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.40%	[31]
C000109986 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.50%	[31]
C000109986 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	4.70%	[31]
C000011961 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[33]
C000011961 [Member] | OMV AG [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[33]
C000011961 [Member] | Verbund AG [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[33]
C000011961 [Member] | Raiffeisen Bank International AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[33]
C000011961 [Member] | ANDRITZ AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[33]
C000011961 [Member] | voestalpine AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[33]
C000011961 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[33]
C000011961 [Member] | Wienerberger AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[33]
C000011961 [Member] | CA Immobilien Anlagen AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[33]
C000011961 [Member] | Immofinanz AGs [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[33]
C000011961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[33]
C000011961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[33]
C000011961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[33]
C000011961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[33]
C000011961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[33]
C000011961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[33]
C000011961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[33]
C000100213 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[34],[35]
C000100213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[34]
C000100213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[34]
C000100213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[34]
C000100213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[34]
C000100213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[34]
C000100213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[34]
C000100213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[34]
C000100213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[34]
C000100213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[34]
C000100213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
C000100213 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.30%	[34]
C000100213 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.00%	[34]
C000100213 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%	[34]
C000100213 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.00%	[34]
C000100213 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.10%	[34]
C000100213 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%	[34]
C000100213 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	1.20%	[34]
C000100213 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[34]
C000100213 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.10%	[34]
C000100213 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.50%	[34]
C000011962 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[36]
C000011962 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[36]
C000011962 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[36]
C000011962 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[36]
C000011962 [Member] | Celltrion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[36]
C000011962 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000011962 [Member] | Shinhan Financial Group Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[36]
C000011962 [Member] | POSCO Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[36]
C000011962 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000011962 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[36]
C000011962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36]
C000011962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[36]
C000011962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[36]
C000011962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[36]
C000011962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[36]
C000011962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[36]
C000011962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[36]
C000011962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[36]
C000011962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[36]
C000011962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[36]
C000011965 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[37]
C000011965 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[37]
C000011965 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[37]
C000011965 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[37]
C000011965 [Member] | Quanta Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[37]
C000011965 [Member] | Fubon Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[37]
C000011965 [Member] | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[37]
C000011965 [Member] | CTBC Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[37]
C000011965 [Member] | Cathay Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[37]
C000011965 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[37]
C000011965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[37]
C000011965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[37]
C000011965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[37]
C000011965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[37]
C000011965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[37]
C000011965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[37]
C000011965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[37]
C000011965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[37]
C000011965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[37]
C000109985 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[38]
C000109985 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[38]
C000109985 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[38]
C000109985 [Member] | Agnico Eagle Mines Ltd Mines Agnico Eagle Limited [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[38]
C000109985 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[38]
C000109985 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[38]
C000109985 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[38]
C000109985 [Member] | Zijin Mining Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[38]
C000109985 [Member] | Alamos Gold Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[38]
C000109985 [Member] | Harmony Gold Mining Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[38]
C000109985 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[38]
C000109985 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%	[38]
C000109985 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	0.70%	[38]
C000109985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.00%	[38]
C000109985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	52.40%	[38]
C000109985 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	22.80%	[38]
C000109985 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	10.90%	[38]
C000109985 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	1.20%	[38]
C000109985 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[38],[39]
C000109985 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.70%	[38]
C000011971 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[40]
C000011971 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[40]
C000011971 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[40]
C000011971 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[40]
C000011971 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[40]
C000011971 [Member] | LOreal SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[40]
C000011971 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[40]
C000011971 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[40]
C000011971 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[40]
C000011971 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[40]
C000011971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[40]
C000011971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[40]
C000011971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[40]
C000011971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[40]
C000011971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000011971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[40]
C000011971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[40]
C000011971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[40]
C000011971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[40]
C000011971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[40]
C000011971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[40]
C000050065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[41]
C000050065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[41]
C000050065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[41]
C000050065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[41]
C000050065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[41]
C000050065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[41]
C000050065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[41]
C000050065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[41]
C000050065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[41]
C000050065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[41]
C000050065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[41]
C000050065 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	48.30%	[41]
C000050065 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	41.30%	[41]
C000050065 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	10.40%	[41]
C000050065 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[41],[42]
C000154544 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[43],[44]
C000154544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[43]
C000154544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[43]
C000154544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[43]
C000154544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[43]
C000154544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[43]
C000154544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[43]
C000154544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[43]
C000154544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[43]
C000154544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[43]
C000154544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[43]
C000154544 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[43]
C000154544 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%	[43]
C000154544 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[43]
C000154544 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	22.60%	[43]
C000154544 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.60%	[43]
C000154544 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.40%	[43]
C000154544 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[43]
C000154544 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.00%	[43]
C000154544 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.20%	[43]
C000154544 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%	[43]
C000154544 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.30%	[43]
C000050066 [Member] | Banco de Chile [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[45]
C000050066 [Member] | Sociedad Quimica y Minera de Chile SA Preferred Class B [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[45]
C000050066 [Member] | Banco Santander Chile [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[45]
C000050066 [Member] | Enel Americas SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[45]
C000050066 [Member] | Latam Airlines Group SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[45]
C000050066 [Member] | Cencosud SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[45]
C000050066 [Member] | Banco de Credito e Inversiones SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[45]
C000050066 [Member] | Empresas CMPC SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[45]
C000050066 [Member] | Empresas Copec SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[45]
C000050066 [Member] | Falabella SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[45]
C000050066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[45]
C000050066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[45]
C000050066 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[45]
C000050066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[45]
C000050066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[45]
C000050066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[45]
C000050066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[45]
C000050066 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[45]
C000052897 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[46],[47]
C000052897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[46]
C000052897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[46]
C000052897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[46]
C000052897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[46]
C000052897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[46]
C000052897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[46]
C000052897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[46]
C000052897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[46]
C000052897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[46]
C000052897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[46]
C000052897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[46]
C000052897 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%	[46]
C000052897 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	30.00%	[46]
C000052897 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.60%	[46]
C000052897 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[46]
C000052897 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.90%	[46]
C000052897 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[46]
C000052897 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%	[46]
C000052897 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%	[46]
C000052897 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.40%	[46]
C000052897 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	2.00%	[46]
C000147985 [Member] | BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	94.50%
C000147985 [Member] | Inter RAO UES PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147985 [Member] | Gazprom PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147985 [Member] | Surgutneftegas PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147985 [Member] | Surgutneftegas PJSC Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147985 [Member] | Sberbank of Russia PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147985 [Member] | Alrosa PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000147985 [Member] | United Co RUSAL International PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147985 [Member] | Moscow Exchange MICEX RTS PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147985 [Member] | Novolipetsk Steel PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186806 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[48],[49]
C000186806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[48]
C000186806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[48]
C000186806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[48]
C000186806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[48]
C000186806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[48]
C000186806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[48]
C000186806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[48]
C000186806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[48]
C000186806 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%	[48]
C000186806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[48]
C000186806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[48]
C000186806 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[48]
C000186806 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	26.70%	[48]
C000186806 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.10%	[48]
C000186806 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[48]
C000186806 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.90%	[48]
C000186806 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.30%	[48]
C000186806 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.30%	[48]
C000186806 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%	[48]
C000186806 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[48]
C000186806 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.90%	[48]
C000109988 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[50],[51]
C000109988 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[50]
C000109988 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[50]
C000109988 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[50]
C000109988 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[50]
C000109988 [Member] | Precious Metals And Minerals [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[50]
C000109988 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	22.70%	[50]
C000109988 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.40%	[50]
C000109988 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.30%	[50]
C000109988 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.50%	[50]
C000109988 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%	[50]
C000109988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.90%	[50]
C000109988 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%	[50]
C000109988 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	19.10%	[50]
C000109988 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.40%	[50]
C000109988 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.30%	[50]
C000141922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[52],[53]
C000141922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[52],[53]
C000141922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[52],[53]
C000141922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[52],[53]
C000141922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[52],[53]
C000141922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[52],[53]
C000141922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[52],[53]
C000141922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[52],[53]
C000141922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[52],[53]
C000141922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[52],[53]
C000141922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[52],[53]
C000141922 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000141922 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000141922 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170244 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[54],[55]
C000170244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[54]
C000170244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[54]
C000170244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[54]
C000170244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[54]
C000170244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[54]
C000170244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[54]
C000170244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[54]
C000170244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[54]
C000170244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%	[54]
C000170244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[54]
C000170244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[54]
C000170244 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.10%	[54]
C000170244 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.10%	[54]
C000170244 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.60%	[54]
C000170244 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.90%	[54]
C000170244 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.10%	[54]
C000170244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.40%	[54]
C000170244 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%	[54]
C000170244 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.90%	[54]
C000170244 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.50%	[54]
C000170244 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%	[54]
C000109983 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[56]
C000109983 [Member] | Agnico Eagle Mines Ltd Mines Agnico Eagle Limited [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[56]
C000109983 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[56]
C000109983 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[56]
C000109983 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[56]
C000109983 [Member] | Industrias Penoles SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[56]
C000109983 [Member] | First Majestic Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[56]
C000109983 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[56]
C000109983 [Member] | MAG Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[56]
C000109983 [Member] | Fortuna Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[56]
C000109983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.50%	[56]
C000109983 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	67.80%	[56]
C000109983 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	20.00%	[56]
C000109983 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.30%	[56]
C000109983 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[56]
C000109983 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.10%	[56]
C000109983 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	0.80%	[56]
C000109987 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[57],[58]
C000109987 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	57.60%	[57]
C000109987 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[57]
C000109987 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[57]
C000109987 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[57]
C000109987 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%	[57]
C000109987 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.90%	[57]
C000109987 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.60%	[57]
C000109987 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%	[57]
C000109987 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%	[57]
C000109987 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%	[57]
C000109987 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.50%	[57]
C000109987 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.60%	[57]
C000109987 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.50%	[57]
C000109987 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.50%	[57]
C000119708 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[59],[60]
C000119708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[59]
C000119708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[59]
C000119708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[59]
C000119708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[59]
C000119708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[59]
C000119708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[59]
C000119708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[59]
C000119708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[59]
C000119708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[59]
C000119708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[59]
C000119708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[59]
C000119708 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	21.40%	[59]
C000119708 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.80%	[59]
C000119708 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	21.80%	[59]
C000119708 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%	[59]
C000119708 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[59]
C000119708 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.10%	[59]
C000119708 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.00%	[59]
C000119708 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.20%	[59]
C000119708 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%	[59]
C000119708 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.90%	[59]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	Excludes money market funds.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Excludes money market funds.
[17]	Excludes money market funds.
[18]	Excludes money market funds.
[19]	Excludes money market funds.
[20]	Excludes money market funds.
[21]	Excludes money market funds.
[22]	Excludes money market funds.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[26]	Excludes money market funds.
[27]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[28]	Excludes money market funds.
[29]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[30]	Rounds to less than 0.1%.
[31]	Excludes money market funds.
[32]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[33]	Excludes money market funds.
[34]	Excludes money market funds.
[35]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[36]	Excludes money market funds.
[37]	Excludes money market funds.
[38]	Excludes money market funds.
[39]	Rounds to less than 0.1%.
[40]	Excludes money market funds.
[41]	Excludes money market funds.
[42]	Rounds to less than 0.1%.
[43]	Excludes money market funds.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	Excludes money market funds.
[46]	Excludes money market funds.
[47]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[48]	Excludes money market funds.
[49]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[50]	Excludes money market funds.
[51]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[52]	Excludes money market funds.
[53]	The underlying fund is iShares MSCI Emerging Markets ETF.
[54]	Excludes money market funds.
[55]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[56]	Excludes money market funds.
[57]	Excludes money market funds.
[58]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[59]	Excludes money market funds.
[60]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.